Fair Value Measurement - Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement
Impairment charges for equity investments without readily determinable fair values	$ 6,000	$ 38,700
Impairment charge of goodwill recognized	0	0	$ 0
Recurring
Fair Value Measurement
Fair value change gain for equity securities with readily determinable fair values	21,300	18,600	32,100
Non-recurring
Fair Value Measurement
Impairment charge of goodwill recognized	0	0	0
Significant Other Observable Inputs (Level 2) | Non-recurring | Unsecured senior notes
Fair Value Measurement
Fair value debt amount	712,500	671,300
Significant Other Observable Inputs (Level 2) | Non-recurring | Convertible notes
Fair Value Measurement
Fair value debt amount	$ 383,000	362,800
Significant Unobservable Inputs (Level 3)
Fair Value Measurement
Valuation technique	us-gaap:ValuationTechniqueDiscountedCashFlowMember
Measurement input	wb:MeasurementInputDiscountCurveOfMarketInterestRatesMember
Significant Unobservable Inputs (Level 3) | Non-recurring
Fair Value Measurement
Impairment charges for equity investments without readily determinable fair values	$ 6,000	38,700	$ 25,700
Carrying value of impaired investments	$ 96,900	$ 22,200
Investment, Type [Extensible Enumeration]	wb:CertainInvestmentsUnderCostMethodAndEquityMethodUsingUnobservableInputsMember	wb:CertainInvestmentsUnderCostMethodAndEquityMethodUsingUnobservableInputsMember	wb:CertainInvestmentsUnderCostMethodAndEquityMethodUsingUnobservableInputsMember
Impairment charges were recorded for equity method investment	$ 19,700	$ 6,600	$ 0